Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital	12 Months Ended
Jun. 30, 2023 AUD ($) $ / shares shares
Opening Balance [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	1 July 2022
Shares	166,749,382
Issue price (in Dollars per share) | $ / shares	$ 61,822,859
Vertica Acquisition [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	05/08/2022	[1]
Shares	1,500,000	[1]
Issue price (in Dollars per share) | $ / shares	$ 0.12	[1]
Total amount (in Dollars) | $	$ 180,000	[1]
Wellteq Acquisition [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	06/12/2022	[2]
Shares	17,804,587	[2]
Issue price (in Dollars per share) | $ / shares	$ 0.094	[2]
Total amount (in Dollars) | $	$ 1,673,631	[2]
Conversion of Performance Rights [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	19/12/2022	[3]
Shares	10,000,000	[3]
Issue price (in Dollars per share) | $ / shares	$ 0.831	[3]
Total amount (in Dollars) | $	$ 8,305,200	[3]
Shares Issued to Service Provider [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	15/02/2023	[4]
Shares	400,000	[4]
Issue price (in Dollars per share) | $ / shares	$ 0.094	[4]
Total amount (in Dollars) | $	$ 37,600	[4]
Shares Issued to Service Provider One [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	15/02/2023	[5]
Shares	500,000	[5]
Issue price (in Dollars per share) | $ / shares	$ 0.105	[5]
Total amount (in Dollars) | $	$ 52,500	[5]
) Shares Issued to Service Provider Two [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	18/04/2023	[6]
Shares	250,000	[6]
Issue price (in Dollars per share) | $ / shares	$ 0.11	[6]
Total amount (in Dollars) | $	$ 27,500	[6]
Share Placement [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	14/06/2023	[7]
Shares	20,000,000	[7]
Issue price (in Dollars per share) | $ / shares	$ 0.25	[7]
Total amount (in Dollars) | $	$ 5,000,000	[7]
Conversion of Performance Rights One [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	30/06/2023	[8]
Shares	500,000	[8]
Issue price (in Dollars per share) | $ / shares	$ 0.21	[8]
Total amount (in Dollars) | $	$ 105,000	[8]
Share Issue Costs [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Shares		[9]
Issue price (in Dollars per share) | $ / shares	$ 0	[9]
Total amount (in Dollars) | $	$ (1,195,669)	[9]
Ending Balance [Member]
Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital [Line Items]
Date	30 June 2023
Shares	217,703,969
Total amount (in Dollars) | $	$ 76,008,621

[1]	Issued at a market value of $0.12 per share at the time of the Vertica acquisition. See Note 4.
[2]	Issued at a market value of $0.094 per share at the time of the Wellteq acquisition. See Note 4.
[3]	10,000,000 vested performance rights were exercised by Mr Vlado Bosanac on 12 December 2022 into ordinary shares in the Company.
[4]	400,000 shares were issued to Mr Evan Cross at $0.094 per share for consultancy services rendered to the company.
[5]	500,000 shares were to a supplier as a fee for securing a $1million short term loan facility.
[6]	250,000 shares were issued to Celtic Capital Pty Ltd at $0.11 per share for consultancy services rendered to the company.
[7]	20,000,000 shares were issued in a private placement to Orca Capital GMBH at $0.25 per share. A capital raising fee of $315,000 was payable to Evolution Capital from the proceeds of the capital raise.
[8]	500,000 vested performance rights were exercised by a former employee on 30 June 2023 into ordinary shares in the Company.
[9]	Share issue costs incurred during the period included: